Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2025-05-16	12 Months Ended
Feb. 01, 2025
Erroneously Awarded Compensation Recovery
Restatement Determination Date	May 16, 2025
Aggregate Erroneous Compensation Not Yet Determined

As previously reported, we corrected errors to previously issued financial statements in our Form 10-Q for the quarterly period ended November 2, 2024. The error corrections were restatements that required a recovery analysis of incentive-based compensation received by our executive officers during the relevant recovery period pursuant to Rule 10D-1(b) and the Company’s Compensation Clawback Policy. The recovery analysis indicated that, as a result of the error corrections, a total of $609,613 in erroneously awarded compensation had been paid to covered officers. The analysis is described in the Company’s proxy statement for the annual meeting of shareholders held May 16, 2025.

The erroneously awarded compensation to covered officers was recovered in full during fiscal 2025 and no amounts subject to recovery remained outstanding at January 31, 2026.